Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 235,242	$ 270,883
Amounts representing interest and deferred finance fees	(37,219)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	198,023	226,455
Current portion of finance lease obligations	25,428	21,783
Current portion of deferred finance fees	(519)	(699)
Non-current portion of finance lease obligations	175,091	207,592
Non-current portion of deferred finance fees	(1,977)	(2,221)
Total finance lease obligations, net of deferred finance fees	198,023	226,455
Japanese Leases No.1 and 2
Lessee, Lease, Description [Line Items]
Finance lease obligations		21,677
Japanese Lease No.3
Lessee, Lease, Description [Line Items]
Finance lease obligations	9,237	10,747
Japanese Lease No.4
Lessee, Lease, Description [Line Items]
Finance lease obligations	18,819	19,942
CMBFL Leases No.1 to 4
Lessee, Lease, Description [Line Items]
Finance lease obligations	61,615	65,187
Ocean Yield ASA
Lessee, Lease, Description [Line Items]
Finance lease obligations	47,638	50,320
China Huarong Leases
Lessee, Lease, Description [Line Items]
Finance lease obligations	35,131	37,385
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 62,802	$ 65,625